Note 21 - Segment Reporting - Group's Operations by Business Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Total net revenues	$ 628,386	¥ 4,088,473	¥ 4,082,884	¥ 2,459,110
Total operating costs and expenses	(586,406)	(3,815,337)	(4,091,350)	(2,430,662)
Total Income (loss) from operations	41,980	273,136	(8,466)	28,448
Agency [Member]
Total net revenues	581,008	3,780,217	3,746,471	2,155,264
Total operating costs and expenses	(523,876)	(3,408,499)	(3,667,004)	(1,969,329)
Total Income (loss) from operations	57,132	371,718	79,467	185,935
Claims Adjusting Segment [Member]
Total net revenues	47,378	308,256	336,413	303,846
Total operating costs and expenses	(47,388)	(308,321)	(306,804)	(292,613)
Total Income (loss) from operations	(10)	(65)	29,609	11,233
Other Segments [Member]
Total operating costs and expenses	(15,142)	(98,517)	(117,542)	(168,720)
Total Income (loss) from operations	$ (15,142)	¥ (98,517)	¥ (117,542)	¥ (168,720)